Jun. 06, 2025
Putnam International Capital Opportunities Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam International Capital Opportunities Fund		Class A	Class C	Class R	Class R6	Class Y
Management Fees (as a percentage of Assets)	[1]	1.02%	1.02%	1.02%	1.02%	1.02%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):		0.32%	0.32%	0.32%	0.16%	0.32%
Expenses (as a percentage of Assets)		1.59%	2.34%	1.84%	1.18%	1.34%
Fee Waiver or Reimbursement	[2]	(0.08%)	(0.08%)	(0.08%)	(0.13%)	(0.29%)
Net Expenses (as a percentage of Assets)	[3]	1.51%	2.26%	1.76%	1.05%	1.05%
[1]	Management fees reflect a performance adjustment. The fund's base management fee is subject to adjustment, up or down, based on the fund's performance relative to the performance of the S&P’s base management fee prior to any performance adjustment was 0.91%.
[2]	Effective June 2, 2025, the fund's investment manager has agreed to waive fees and/or reimburse operating expenses (excluding 12b-1 fees, interest expense, payments under the fund's investor servicing contract, brokerage commissions, taxes, acquired fund fees and expenses, investment-related expenses (such as short selling and lines of credit costs) and extraordinary expenses, such as those relating to litigation, indemnification, reorganizations and liquidations) for the fund so that the ratio of total annual fund operating expenses will not exceed 1.05% for each share class. In addition, fund's investor servicing agent has agreed to waive all investor servicing fees with respect to Class R6 and Y shares of the fund. These contractual fee waiver and expense reimbursement arrangements run until December 30, 2026. During their terms, the fee waiver and expense reimbursement arrangements may not be terminated or amended without approval of the board of trustees.
[3]	Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating expense caps.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the fee waiver/expense reimbursement arrangements described above. Your actual costs may be higher or lower.

Expense Example - Putnam International Capital Opportunities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	720	1,041	1,384	2,349
Class C	329	723	1,244	2,484	229	723	1,244	2,484
Class R	179	571	988	2,152
Class R6	107	362	637	1,422
Class Y	107	396	706	1,587